Document and Entity Information Document	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	Marathon Oil Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1513
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	990 Town and Country Boulevard,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-2217
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	MRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000101778